RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Aug. 31, 2022
Related party transactions [abstract]
Schedule of key management personnel compensation

	Nine months ended August 31,
	2022	2021
	$	$
Management and directors salaries and fees	1,141,292	484,120
Share-based compensation	72,872	1,110,850
Key management personnel compensation	1,214,164	1,594,970